Advances to Suppliers and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Advances to Suppliers and Other Current Assets, Net [Abstract]
Schedule of advances to suppliers and other current assets
	December 31, 2017	December 31, 2016
Other current assets
VAT-input	$651,056	$-
Others	393,581	610,216
Total other current assets	1,044,637	610,216
Advances to suppliers	1,840,873	1,991,343
Total	2,885,510	2,601,559
Less: allowance for doubtful accounts	-	(73,148)
Advances to suppliers and other current assets, net	$2,885,510	$2,528,411